Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, stock dividend, percentage			10.00%
Defined contribution plan, maximum annual contributions per employee, percent	80.00%
Employer, contribution	$ 492	$ 388
Deferred fees	149	120
Interest paid on deferred fees	44	$ 34
Deferred compensation arrangement with individual, distributions paid	0
Life settlement contracts, fair value	250
Life settlement contracts, expense	$ 5
Award vesting period	3 years
Award expiration period	10 years
Options outstanding (in shares)	504,573	552,759		522,338
Options exercised, forfeited or expired (in shares)	1,575,640
Number of shares available for grant (in shares)	382,372
Compensation cost not yet recognized	$ 357
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Executive Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Number of shares authorized (in shares)	518,157
Number of shares available for grant (in shares)	111,404
Compensation cost not yet recognized	$ 850